CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 274,682,875
Net income from other financial instruments mandatorily at FVTPL	323,685	$ 278,751	$ 270,095
Impairment expense	(4,182,394)	(2,493,148)	(2,721,083)
Financial assets at end of period	280,746,878	274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	15,370,870
Financial assets at end of period	19,332,588	15,370,870
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	235,373,468
Impairment expense	(4,802,074)	(3,179,476)	(4,551,160)
Financial assets at end of period	236,970,165	235,373,468
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	16,153,016	13,081,532	9,727,508
Additions or new concession arrangements	995,993	1,695,025	2,613,987
Collections during the year	(1,144,396)	(732,647)	(273,665)
Net income from other financial instruments mandatorily at FVTPL	323,685	278,751	270,095
Accrued interest	1,493,115	1,831,326	746,657
Impairment expense	(223)	(1,220)	(3,050)
Effect of movements in exchange rates	(8,370)	249
Financial assets at end of period	17,812,820	16,153,016	13,081,532
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,507,231
Financial assets at end of period	3,830,916	3,507,231
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	12,645,785
Financial assets at end of period	13,981,904	12,645,785
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,512,055	3,228,480	2,958,385
Additions or new concession arrangements	118,109	4,575
Net income from other financial instruments mandatorily at FVTPL	323,685	278,751	270,095
Effect of movements in exchange rates	(8,370)	249
Financial assets at end of period	3,945,479	3,512,055	3,228,480
Gas and Energy Concession Arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,507,231	3,228,480	2,958,385
Net income from other financial instruments mandatorily at FVTPL	323,685	278,751	270,095
Financial assets at end of period	3,830,916	3,507,231	3,228,480
Gas and Energy Concession Arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	4,824
Additions or new concession arrangements	118,109	4,575
Effect of movements in exchange rates	(8,370)	249
Financial assets at end of period	114,563	4,824
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	12,640,961	9,853,052	6,769,123
Additions or new concession arrangements	877,884	1,690,450	2,613,987
Collections during the year	(1,144,396)	(732,647)	(273,665)
Accrued interest	1,493,115	1,831,326	746,657
Impairment expense	(223)	(1,220)	(3,050)
Financial assets at end of period	$ 13,867,341	$ 12,640,961	$ 9,853,052